Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Share-Based Payment

Note 17 - Share-Based Payment

A.	Expenses recognized in the financial statements

The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2025	2024	2023
	€ thousand
Expenses arising from share-based payment
transactions	16	112	122

The share-based payments that the Company granted to its employees and directors are described below. There have been no modifications or cancellations to any of the share option plans during 2025, 2024 or 2023. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.

The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2025	2024	2023
Dividend yield	0%	0%	0%
Expected volatility	0.586	0.569	0.509
Risk-free interest	3.69%	4.16%	4.92%
Expected life (in years)	2-3	2-3	2-3
Exercise price	18.05	12.02	16.11

All options granted during 2025, 2024 and 2023 were granted with an exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise prices of options on dates of grant are as follows:

	Equal market price
	2025	2024	2023
	US$
Weighted average exercise prices	18.05	12.02	16.11

Weighted average fair value on grant date	6.26	4.10	5.11

In December 1998, the Company’s shareholders approved the non-employee director stock option plan (the “1998 Plan”). Each option granted under the 1998 Plan originally vested immediately and expires after 10 years. Generally, the Company grants options under the plan with an exercise price equal to the market price of the underlying shares on the date of grant. An aggregate amount of not more than 75,000 ordinary shares was reserved for grants under the 1998 Plan. The original expiration date of the 1998 Plan pursuant to its terms was December 8, 2008 (10 years after its adoption). In January 2008 and June 2018, the term of the 1998 Plan was extended and as a result the current expiration date is December 8, 2028. In connection with the adoption of the Company’s compensation policy in 2013, the 1998 Plan was amended to provide that options granted under the 1998 Plan will become exercisable based on the vesting schedule determined in the approvals of the option grant.

During each of the years 2025, 2024 and 2023, the Company granted to directors options to purchase an aggregate amount of 4,000, 4,000 and 616 ordinary shares, respectively, under the 1998 Plan.

As of December 31, 2025, options to purchase 20,865 ordinary shares are outstanding and 15,551 ordinary shares are available for future grants under the 1998 Plan. Options that are cancelled or forfeited become available for future grant.

In August 2000, the Company’s board of directors adopted the 2000 Stock Option Plan (the “2000 Plan”). The reserve under the 2000 Plan was increased several times. The options usually vest over a three-year period. The exercise price of the options under the 2000 Plan is determined to be not less than 80% of the fair market value of the Company’s ordinary shares at the time of grant, and they usually expire 10 years after the date of grant. In June 2008 and June 2018, the term of the 2000 Plan was extended by additional 10-year periods and the current expiration date of the 2000 Plan is August 31, 2028.

As of December 31, 2025, options to purchase 10,500 ordinary shares are outstanding and 569,706 ordinary shares are available for future grants under the 2000 Plan. Options that are cancelled or forfeited become available for future grant.

C.	Changes during the year:

The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2025		2024		2023
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$
Outstanding at beginning of year	52,510	25.74	54,010	26.28	49,394	26.98
Granted during the year	4,000	18.05	4,000	12.02	4,616	16
Exercised during the year	2,645	10.34	-	-	-	-
Expired during the year	22,500	29.36	5,500	21.03	-	-
Outstanding at end of year	31,365	23.46	52,510	25.74	54,010	26.28
Exercisable at end of year	27,365	24.26	48,510	26.87	38,394	26.63

The weighted average remaining contractual life for the share options outstanding as of December 31, 2025 was 6.8 years (as of December 31, 2024 was 7.98 years and as of December 31, 2023 was 8.23 years).

 The range of exercise prices for share options outstanding as of December 31, 2025: $12.02-$34.44 (as of December 31, 2024: $8.95- $34.44 and as of December 31, 2023: $8.41- $34.44).